Document and Entity Information	Dec. 31, 2023
Prospectus [Line Items]
Registrant Name	DELAWARE VIP TRUST
Registrant CIK	0000814230
SEC Form	485BPOS
Period end date	Dec. 31, 2023
Investment Company Type	N-1A
Amendment Flag	false